Document and Entity Information	Oct. 17, 2022
Cover [Abstract]
Entity Registrant Name	STORE CAPITAL Corp
Amendment Flag	false
Entity Central Index Key	0001538990
Document Type	8-K
Document Period End Date	Oct. 17, 2022
Entity Incorporation State Country Code	MD
Entity File Number	001-36739
Entity Tax Identification Number	45-2280254
Entity Address, Address Line One	8377 East Hartford Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85255
City Area Code	(480)
Local Phone Number	256-1100
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	STOR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false